Investment in Affiliated Company	12 Months Ended
Dec. 31, 2019
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments and Joint Ventures Disclosure [Text Block]

NOTE 4 - INVESTMENT IN AFFILIATED COMPANY

On August 4, 2016, the Company entered into a Share Purchase Agreement to acquire up to 36% of the share capital of Rail Vision at an average price per share of USD 60 and three types of warrants to purchase ordinary shares of Rail Vision: Warrant 1, Warrant 2 and Warrant 3 exercisable within 18 months, 30 months and 24 months following their issuance, at an exercise price of USD 189, USD 270 and USD 216, respectively.

Rail Vision was incorporated in Israel on April 18, 2016, and is a development stage company that is focused on train safety, accident prevention and enhanced efficiency in the rail industry.

On November 7, 2016, the Company and other investors completed the investment in Rail Vision. As a result, the Company purchased a total of 23,692 ordinary shares of Rail Vision at an average price per share equal to USD 60 and 23,692 of Warrants 1, 23,692 of Warrants 2 and 2,704 of Warrants 3. The Company’s total investment in Rail Vision amounted to USD 1,422 and was allocated to warrants investment and investment in the ordinary shares based on the relative fair value, as of the date of investment completion. As a result of completing the investment, the Company’s holdings in Rail Vision as of November 7, 2016 amounted to 32% (and 48% on a fully diluted basis).

As of December 31, 2019, the Company holds 24.12% (and 21.67% on a fully diluted basis) of Rail Vision.

A.	Activity in investment in the affiliated company is as follows:

Investment in affiliated company
As of January 1, 2018	1,404
Exercise of warrant investment (see note 4C2)	9,069
Gain from issuance of shares to third party (see note 4A1)	453
Equity in net loss of affiliated company	(3,358)
As of December 31, 2018	7,568
Gain from issuance of shares to third parties (see note 4A3)	1,941
Equity in net loss of affiliated company	(2,780)
As of December 31, 2019	6,729

1.	From February through May 2018, Rail Vision raised USD 2,700 (gross) through private placements of its ordinary shares. As a result, the Company’s holdings in Rail Vision decreased from 32.74% to 29.71% (and 33.9% on a fully diluted basis) and the Company recorded a gain of USD 453 from issuance to a third party in “Equity in net loss (gain) of affiliated company”.

2.	During 2018, the Company increased its holdings in Rail Vision by exercising in full Warrants 1 and Warrants 3 (see note 4C2).

3.	During 2019, Knorr-Bremse Systeme für Schienenfahrzeuge GmbH, an affiliate of Knorr-Bremse AG (Frankfurt: KBX), a global market leader for braking systems and a leading supplier of other rail and commercial vehicle subsystems (“KB”), invested USD 10,000 in Rail Vision, in consideration of an issuance of an aggregate of 40,984 ordinary shares of Rail Vision, at a price per share equal to USD 244 (the “PPS”) representing a post investment valuation of approximately USD 47,000, reflecting 21.34% of Rail Vision’s issued and outstanding capital. KB has also been issued an aggregate of 14,903 warrants to purchase up to 14,903 of Rail Vision’s ordinary shares at an exercise price per share equal to the PPS. During 2019, a total of 3,007 warrants were exercised by KB and the remaining warrants expired. As of December 31, 2019, KB holds 21.19% of Rail Vision’s issued and outstanding share capital.

Following the KB investment and exercise of warrants by KB and third parties during the year ended December 31, 2019, the Company’s holdings in Rail Vision, as of December 31, 2019, decreased from 35.91% as of December 31, 2018, to 24.12%. As a result, the Company recorded a gain of USD 1,941 from issuance to third parties in “Equity in net loss (gain) of affiliated company.”

B.	The following tables presents summarized financial information derived from Rail Vision’s consolidated financial statements, which are prepared on the basis of US GAAP:

Balance sheet data:	As of December 31,
	2019	2018
	USD in thousands
Current assets	9,820	4,714
Long-term assets	2,228	846
Current liabilities	(1,113)	(633)
Long-term liabilities	(1,270)	—
Equity	(9,665)	(4,927)

Operating data:	Year ended December 31,
	2019	2018
	USD in thousands
Revenue	—	—
Operating loss	(10,046)	(8,598)
Net loss	(10,032)	(8,646)

C.	Warrants Investment

Activity in a warrants investment is as follows:

Other Investments
As of January 1, 2018	4,033
Warrants exercised (see note 4C2)	(4,004)
Revaluation of other investments (see note 4C1)	316
As of December 31, 2018	345
Warrants sold to third parties (see note 4C3)	(21)
Revaluation (see note 4C3)	(324)
As of December 31, 2019	—

1.	As a result of the observable price change in Rail Vision’s equity instruments as indicated by its private placements, the Company revalued the carrying value of warrants held by the Company to purchase shares of Rail Vision.

2.	On January 10, July 12 and November 1, 2018, the Company increased its holdings in Rail Vision by exercising warrants into 26,396 of Rail Vision’s ordinary shares (23,692 of Warrants 1 and 2,704 of Warrants 3) for an aggregate contribution of USD 9,069 of which USD 5,065 was paid in cash and USD 4,004 represented the fair value of the exercised warrants (previously recorded as other investments). Following the exercise, the Company’s holdings in Rail Vision as of November 1, 2018 amounted to 35.91% (and 33.81% on a fully diluted basis).

3.	During 2019, the Company sold to third parties a total of 4,194 of Warrants 2 for an aggregate price of USD 21. The remaining Warrants 2 expired on May 2, 2019. As a result, the Company recorded in its statement of comprehensive loss a net loss of USD 324.